NOTES PAYABLE	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
NOTES PAYABLE

NOTE 7. NOTES PAYABLE

On June 24, 2020, the Company received loan proceeds of $130,600 under the EIDL. On September 28, 2021, the Company received additional loan proceeds of $314,700 under the EIDL. The total EIDL loan to the Company is $445,400. The EIDL is a SBA loan that provides qualifying businesses with six months of working capital. The first payment was deferred by the SBA for twelve months from the date of the note. The EIDL has a fixed interest rate of 3.75% APR for 30 years. The monthly payment for both notes totals $2,245.

On June 15, 2022, the Company established a line of credit with Headway Capital for a maximum draw of up to $60,600. This line of credit is to cover working capital. The balance as of June 30, 2023 was $39,191, with a periodic monthly interest rate of 3.33%.

On August 4, 2022, the Company entered into a loan agreement (the “Loan Agreement”) with Greentree Financial Group, Inc. (the “Investor”) for a loan of up to $250,000 to help pay certain offering expenses. As funds are advanced, the Company will issue a promissory note (the “Note”) for the amount advanced plus a 10% original issue discount. The Note is due on February 15, 2023, subject to the Company’s right to extend the note two times for three months each by issuing the investor 10,000 shares of the Company’s common stock on each extension. The Company notified the Investor it was exercising its right to extend the note prior to the maturity date of February 15, 2023 and May 15, 2023, extending the maturity date until August 15, 2023. The Investor has the right to convert the unpaid principal amount and interest on the Note into shares of common stock at a price equal to 70% of the lowest closing price for the last five (5) trading days immediately prior to but not including the date of conversion. In connection with the Loan Agreement, the Investor will receive warrants to purchase up to 200,000 shares of common stock (based on a $200,000 investment) at $2.00 per share for a period of five years (the “Warrant”). The Investor was granted registration rights for a registration statement in connection with a subsequent offering, subject to certain exceptions. If after sixty (60) days of this offering (i) a registration statement for the common stock underlying the Warrants has gone effective, and is still effective, (ii) the 20-day volume-weighted daily average price of the Company’s common stock exceeds $6 per share, (iii) the average daily trading volume is at least 500,000 shares during such 20-day period, and (iv) an event of default under the Note has not occurred, then the Company will have the option for thirty (30) days to elect to call the Investor’s unexercised Warrants at a price per Warrant equal to $0.10 per Warrant; provided that, the Company provides the Investor with written notice of its intent to redeem, and the Investor has thirty (30) days after receipt of notice to elect to exercise the Warrants. The Warrants also contain an anti-dilution provision which proportionately adjusts the exercise price of the Warrants if the Company issues common stock or securities convertible into common stock at a price per share less than the exercise price. During the year ended December 31, 2022, the Company received loan proceeds of $170,000, with an original issuance discount of $17,000. The balance of the unamortized debt discount as of June 30, 2023 was $0. During the six months ended June 30, 2023 and 2022, the Company recorded amortization of debt discount of $0 and $0, respectively.

On November 16, 2022, the Company and the Investor entered into amendment to the Note, pursuant to which the balance under the note may be converted into the Company’s common stock immediately upon the completion of the Company’s initial public offering or some other event that results in the Company’s common stock becoming publicly traded as opposed to the balance under the note being convertible into common stock immediately upon issuance.

On November 16, 2022, the Company and the Investor entered into an amendment to the GT Warrant, pursuant to which the GT Warrants will not be exercisable until the Company’s initial public offering or some other event that results in the Company’s common stock becoming publicly traded as opposed to the GT Warrant being exercisable into common stock immediately upon issuance.

On August 2, 2023, the Company signed an amendment to the Note with Greentree Financial. The amendment gives the Company the right to extend the maturity date of the Note, that the Company, on August 4, 2023, utilized to extend the maturity date to November 15, 2023. On August 15, 2023, the Company issued 30,000 shares to Greentree Financial for all three extensions. The new maturity date can be extended at the request of the Company for an additional three-month extension, which would be up to February 15, 2024, if exercised. As of June 30, 2023, there is a balance of $170,000 on the note.

Both the warrant and the note were amended effective as of the inception of the warrant and note. Since the exercise of the warrant and conversion of the note are contingent on the planned IPO no value for the warrants or conversion feature has been accounted for as of June 30, 2023 and December 31, 2022. Additionally, the Company has adopted ASU 2020-06 and therefore does not need to evaluate the potential beneficial conversion feature embedded in the note.

As of June 30, 2023, the principal balance on the note was $170,000.

NOTE 8. NOTES PAYABLE

On June 24, 2020, the Company was approved to receive a loan of $130,600 under the Economic Injury Disaster Loan (“EIDL”). The EIDL is a Small Business Administration (“SBA”) loan that provides qualifying businesses with 6 months of working capital. The first payment has been deferred by the SBA for twelve months from the date of the note. The EIDL has a fixed annual interest rate of 3.75% for 30 years.

On May 1, 2020, the Company received loan proceeds of $22,532 under the Payroll Protection Program (“PPP”). The PPP, established as part of the Coronavirus Aid Relief and Economic Security Act (“CARES Act”), provides for loans to qualifying businesses for amounts up to 2.5 times the average monthly payroll expenses of the qualifying business. The loans and accrued interest are forgivable as long as the borrower uses the loan proceeds for eligible purposes, including payroll, benefits, rent and utilities. The Company used the proceeds for eligible purposes and was informed in April 2021 that the Small Business Administration approved their loan forgiveness applicable, and the loan balance was forgiven in full.

On June 24, 2020, the Company received loan proceeds of $130,700 under the EIDL. On September 28, 2021, the Company received additional loan proceeds of $314,700 under the EIDL. The total EIDL loan to the Company is $445,400. The EIDL is a SBA loan that provides qualifying businesses with six months of working capital. The first payment has been deferred by the SBA for twelve months from the date of the note. The EIDL has a fixed interest rate of 3.75% APR for 30 years. The monthly payment is $2,245.00.

On June 15, 2022, the Company established a line of credit with Headway Capital for a maximum draw of up to $60,600. This line of credit is to cover working capital. The balance as of December 31, 2022 was $46,845, with a periodic monthly interest rate of 3.33%.

On August 4, 2022, the Company entered into a loan agreement (the “Loan Agreement”) with Greentree Financial Group, Inc. (the “Investor”) for a loan of up to $250,000 to help pay certain offering expenses. As funds are advanced, the Company will issue a promissory note (the “Note”) for the amount advanced plus a 10% original issue discount. The Note is on February 15, 2023, subject to the Company’s right to extend the note two times for three months each by issuing the investor 10,000 shares of the Company’s common stock on each extension. The Company notified the Investor it was exercising its right to extend the note prior to the maturity date of February 15, 2023 and May 15, 2023, extending the maturity date until August 15, 2023. The Investor has the right to convert the unpaid principal amount and interest on the Note into shares of common stock at a price equal to 70% of the lowest closing price for the last five (5) trading days immediately prior to but not including the date of conversion. In connection with the Loan Agreement, the Investor will receive warrants to purchase up to 200,000 shares of common stock (based on a $200,000 investment) at $2.00 per share for a period of five years (the “Warrant”). The Investor was granted registration rights for a registration statement in connection with a subsequent offering, subject to certain exceptions. If after sixty (60) days of this offering (i) a registration statement for the common stock underlying the Warrants has gone effective, and is still effective, (ii) the 20-day volume-weighted daily average price of the Company’s common stock exceeds $6 per share, (iii) the average daily trading volume is at least 500,000 shares during such 20-day period, and (iv) an event of default under the Note has not occurred, then the Company will have the option for thirty (30) days to elect to call the Investor’s unexercised Warrants at a price per Warrant equal to $0.10 per Warrant; provided that, the Company provides the Investor with written notice of its intent to redeem, and the Investor has thirty (30) days after receipt of notice to elect to exercise the Warrants. The Warrants also contain an anti-dilution provision which proportionately adjusts the exercise price of the Warrants if the Company issues common stock or securities convertible into common stock at a price per share less than the exercise price. During the year ended December 31, 2022, the Company received loan proceeds of $170,000, with an original issuance discount of $17,000. The balance of the debt unamortized debt discount as of December 31, 2022 $5,694. During the year ended December 31, 2022, the Company   recorded amortization of debt discount of $11,306.

On November 16, 2022, the Note was the Company and the Investor entered into amendment to the Note, pursuant to which the balance under the note may be converted into the Company’s common stock immediately upon the completion of the Company’s initial public offering or some other event that results in the Company’s common stock becoming publicly traded as opposed to the balance under the note being convertible into common stock immediately upon issuance.

On November 16, 2022, the Note was the Company and the Investor entered into amendment to the GT Warrant, pursuant to which the GT Warrants will not be exercisable until the Company’s initial public offering or some other event that results in the Company’s common stock becoming publicly traded as opposed to the GT Warrant being exercisable into common stock immediately upon issuance.

Both the warrant and the note were amended effective as of the inception of the warrant and note. Since the exercise of the warrant and conversion of the note are contingent on the planned IPO no value for the warrants or conversion feature has been accounted for as of December 31, 2022. Additionally, the Company has adopted ASU 2020-06 and therefore does not need to evaluate the potential beneficial conversion feature embedded in the note.

As of December 31, 2022, the principal balance on the note was $170,000. As of June 30, 2023, the principal balance remains unchanged.